Divestitures (Detail) - USD ($) $ in Thousands		9 Months Ended
	Sep. 15, 2017	Sep. 30, 2018	Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Net proceeds from sale	$ 88,500	$ 0	$ 88,512
Gain on sale of Unitrans	$ 35,400	$ 0	$ 35,440